Operating Segments - Summary of Non-current Assets by Geographical Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 670,874	$ 671,657	$ 266,198
Canada [Member]
Disclosure of geographical areas [line items]
Non-current assets	453,801	453,917	67,271
USA [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 217,073	$ 217,740	$ 198,927